Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2017	Sep. 25, 2016	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less debt issuance costs	$ 24,485		$ 15,864
Carrying Value | Other Current Assets | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments	736		0
Carrying Value | Derivative Liability | Not Designated as Hedging Instrument [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities), at fair value, net	(8,722)		(17,721)
Carrying Value | March 2013 Credit Agreement [Member] | Long-Term Debt | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	0		(600,075)
Carrying Value | April 2017 term debt | Long-Term Debt | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	(735,000)		0
Carrying Value | March 2013 notes | Long-Term Debt | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	0		(500,000)
Carrying Value | June 2014 notes | Long-Term Debt | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(450,000)		(450,000)
Carrying Value | April 2017 notes | Long-Term Debt | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(500,000)		0
Fair Value | Other Current Assets | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short term investments	736		0
Fair Value | Derivative Liability | Not Designated as Hedging Instrument [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (liabilities), at fair value, net	(8,722)		(17,721)
Fair Value | March 2013 Credit Agreement [Member] | Long-Term Debt | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	0		(603,075)
Fair Value | April 2017 term debt | Long-Term Debt | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of term debt	(742,350)		0
Fair Value | March 2013 notes | Long-Term Debt | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	0		(510,000)
Fair Value | June 2014 notes | Long-Term Debt | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(469,125)		(462,375)
Fair Value | April 2017 notes | Long-Term Debt | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of notes	(525,000)		$ 0
Wildwater Kingdom [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets held-for-use	$ 7,600	$ 0